Accumulated other comprehensive loss (Tables)	12 Months Ended
Dec. 31, 2013
Accumulated other comprehensive loss
Schedule of accumulated other comprehensive loss

Foreign currency translation adjustments
Balance as of December 31, 2010	(5,570)
Other comprehensive loss	(5,491)
Balance as of December 31, 2011	(11,061)
Other comprehensive loss	(542)
Balance as of December 31, 2012	(11,603)
Other comprehensive loss	(16,873)
Balance as of December 31, 2013	(28,476)
Balance as of December 31, 2013, in US$	(4,704)